ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations
The net income/(loss) from discontinued operations for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31, 2022
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
(Loss)/income from discontinued operations	(194,500)	4,880	—	(189,620)
(Loss)/ gain on disposal	(10,060)	123,230	—	113,170
Net (loss)/income from discontinued operations	(204,560)	128,110	—	(76,450)

	Year Ended December 31, 2021
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
(Loss)/income from discontinued operations	54,534	2,806	(6,892)	50,448
Gain on disposal	—	—	574,941	574,941
Net income from discontinued operations	54,534	2,806	568,049	625,389

	Year Ended December 31, 2020
(in thousands of $)	CoolCo	TundraCo	Golar Partners and Hygo	Total
Income/(loss) from discontinued operations	36,699	(3,622)	(175,989)	(142,912)
Net income/(loss) from discontinued operations	36,699	(3,622)	(175,989)	(142,912)
The following table contains the financial statement line-items presented as discontinued operations following the CoolCo Disposal:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Time and voyage charter revenues	37,289	161,957	164,740
Vessel and other management fees	1,815	—	—
Vessel operating expenses	(8,466)	(49,446)	(46,400)
Voyage, charterhire and commission expenses	(1,229)	(709)	(11,228)
Administrative expenses	1,906	476	(772)
Project development expenses	(62)	(362)	(275)
Depreciation and amortization	(5,807)	(43,497)	(44,437)
Impairment of long-lived assets (1)	(218,349)	—	—
Other operating income	4,374	5,020	3,262
Operating (loss)/income	(188,529)	73,439	64,890

Other non-operating losses	—	(124)	—
Interest income	4	7	67
Interest expense	(4,725)	(18,087)	(26,954)
Other financial items, net	(799)	(401)	(902)
Pretax (loss)/income from discontinued operations	(194,049)	54,834	37,101

Income taxes	(451)	(300)	(402)
(Loss)/income from discontinued operations	(194,500)	54,534	36,699
Loss on CoolCo Disposal (2)	(10,060)	—	—
Net (loss)/income from discontinued operations	(204,560)	54,534	36,699
(1) Impairment of long-live assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.
(2) Loss on CoolCo Disposal comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).
The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	2022	2021
ASSETS
Current assets
Cash and cash equivalents	369	34,173
Restricted cash and short-term deposits	—	43,311
Trade accounts receivable	16	767
Other current assets	29	1,965
Total current assets held for sale	414	80,216
Non-current assets
Restricted cash	—	780
Vessels and equipment, net	51	1,383,760
Other non-current assets	151	697
Total non-current assets held for sale	202	1,385,237

Total assets held for sale	616	1,465,453

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	—	(338,501)
Trade accounts payables	(3)	(7,272)
Accrued expenses	(180)	(59,246)
Other current liabilities	(76)	(11,640)
Total current liabilities held for sale	(259)	(416,659)

Non-current liabilities
Long-term debt	—	(292,322)
Other non-current liabilities	(114)	(11,978)
Total non-current liabilities held for sale	(114)	(304,300)

Total liabilities held for sale	(373)	(720,959)
The following table contains the financial statement line-items presented as discontinued operations following TundraCo's Disposal:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Time and voyage charter revenues	27,776	29,534	12,509
Vessel operating expenses	(5,119)	(6,511)	(5,274)
Voyage, charterhire and commission expenses	(10,004)	(9,396)	138
Administrative expenses	(16)	(89)	(163)
Depreciation and amortization	(2,955)	(7,092)	(7,546)
Operating income/(loss)	9,682	6,446	(336)

Interest income	—	4	27
Interest expense	(4,649)	(2,589)	(3,219)
Other financial items, net	(153)	(1,055)	(94)
Pretax income/(loss) from discontinued operations	4,880	2,806	(3,622)

Income taxes	—	—	—
Income/(loss) from discontinued operations	4,880	2,806	(3,622)

Gain on disposal of discontinued operations (1)	123,230	—	—
Net income/(loss) from discontinued operations	128,110	2,806	(3,622)
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $352.5 million, (ii) a partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.

The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	2022	2021
ASSETS
Current assets
Cash and cash equivalents	—	2,605
Trade accounts receivable	—	70
Other current assets	105	153
Total current assets held for sale	105	2,828

Non-current assets
Vessels and equipment, net	—	229,495
Total non-current assets held for sale	—	229,495

Total assets held for sale	105	232,323

(in thousands of $)	2022	2021
LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	—	(9,911)
Trade accounts payables	—	(204)
Accrued expenses	—	(737)
Other current liabilities	—	(2,325)
Total current liabilities held for sale	—	(13,177)

Non-current liabilities
Long-term debt	—	(145,768)
Total non-current liabilities held for sale	—	(145,768)

Total liabilities held for sale	—	(158,945)
The net income/(loss) of equity method investments from discontinued operations for the period ended April 15, 2021 and the year ended December 31, 2020 is as follows:

	Period January 1, 2021 to April 15, 2021	Year ended December 31,
(in thousands of $)	2021	2020
Net income/(loss) from equity method investments in Golar Partners	8,116	(136,832)
Net loss from equity method investments in Hygo	(15,008)	(39,157)
Loss from discontinued operations	(6,892)	(175,989)
Gain on disposal of equity method investments (1)	574,939	—
Net income/(loss) from discontinued operations	568,047	(175,989)
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.0 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of $257.3 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) fees incurred in relation to disposals of $2.7 million.

The summarized financial information of Golar Partners and Hygo shown on a 100% basis are as follows:

(in thousands of $)	April 15, 2021		December 31, 2020
	Golar Partners	Hygo	Golar Partners	Hygo
Balance Sheet
Current assets	85,738	97,509	146,821	109,596
Non-current assets	1,742,835	949,265	1,880,840	917,976
Current liabilities	(1,152,473)	(144,146)	(832,277)	(97,245)
Non-current liabilities	(17,965)	(461,291)	(570,063)	(453,278)
Non-controlling interests	(82,339)	(15,250)	82,112	13,557

(in thousands of $)	April 15, 2021		December 31, 2020
	Golar Partners	Hygo	Golar Partners	Hygo
Statement of Operations
Revenue	78,389	13,749	284,734	47,295
Net income/(loss) (1)	28,952	(110,735)	18,077	(61,859)
(1) Net loss for Hygo for the period ended April 15, 2021 includes the management incentive scheme (“MIS”) of $83.7 million which is not reflected in our share of net losses of Hygo as the MIS was reimbursed by Stonepeak.